Other Income (Expense), Net	12 Months Ended
Dec. 31, 2016
Other Expense, Nonoperating [Abstract]
Other Income (Expense), Net
Other Income (Expense), Net

	For the year ended December 31,
($ thousands)	2016	2015	2014

Tender premium	—	(73,376)	—
Unamortized debt issuance cost	—	(4,295)	—
Fees	—	(2,040)	—
Capital Securities	—	(79,711)	—

Unamortized debt issuance cost	—	(34,526)	(17,023)
Fees	—	(3,640)	—
Bridge Facility	—	(38,166)	(17,023)

Tender premium	—	—	(88,628)
Unamortized debt issuance cost	—	—	(3,182)
Swap gain	—	—	10,103
5.375% Senior Notes due 2016	—	—	(81,707)

Swap loss	(5,220)	—	—
6.250% Senior Secured Notes due 2022	(5,220)	—	—

Unamortized debt issuance cost - Term loan facility and Revolver B	—	—	(3,542)
Debt modification - Notes due 2018 and 2020	—	—	(3,931)
Total debt related	(5,220)	(117,877)	(106,203)

Gain of sale of available for sale investment	20,365	—	—
Other	3,220	(4,418)	(7,390)
	18,365	(122,295)	(113,593)

In 2016, the Company sold an available for sale investment in the Italy segment for approximately $23.9 million and recognized a gain on sale of $20.4 million.